Consolidated Statements of Cash Flows (USD $)	12 Months Ended		3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2011 Unaudited	Sep. 30, 2010 Unaudited
Cash flows from operating activities
Net loss	$ (1,601,963)	$ (560,959)	$ (198,447)	$ (852,950)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	912,929	700,475	245,438	211,543
Interest from amortization of debt discount	316,693	370,385		209,666
Interest from amortization of debt costs	118,977	147,550	800	83,522
Common stock issued for legal settlement		50,000
Gain on sale of property and equipment	(20,480)	(9,138)		(540)
Stock based compensation	246,149	160,416	64,546	50,387
Change in provision for doubtful accounts receivable	(15,685)	(3,201)		3,291
Deferred rent	(105,024)	(74,770)	(28,657)	(23,537)
Loss on extinguishment of debt	131,784
Common stock issued for payment of consulting services		150,000
Changes in operating assets and liabilities:
Trade accounts receivables	(13,296)	(827,228)	(236,935)	36,797
Other receivables	(30,943)	183,413	30,943
Inventories	(484,959)	(154,400)	(195,552)	(83,364)
Prepaid expenses and other assets	194,663	199,522	2,746	108,261
Accounts payable and accrued liabilities	446,057	(802,770)	432,467	214,637
Net cash provided by (used in) operating activities	94,902	(470,705)	117,349	(42,287)
Cash flows from investing activities
Purchase of property and equipment	(908,391)	(987,728)	(347,228)	(288,616)
Proceeds from sale of equipment	20,480	9,138		540
Net cash used in investing activities	(887,911)	(978,590)	(347,228)	(288,076)
Cash flows from financing activities
Proceeds from exercise of stock options	7,634	8,393		5,653
Proceeds from sale of common stock, net of costs		2,371,688
Proceeds from sale of common stock from employee stock purchase plan	12,137	6,857	7,871	4,888
Deferred costs associated with equity financing			(25,000)
Repayments of debentures	(6,749)
Costs associated with conversion of debentures	(14,250)			(6,098)
Exercise of warrants	231,659	139,334		231,659
Payments on capital lease obligation		(5,050)
Payments on note payable		(152,758)
Net cash provided by (used in) financing activities	230,431	2,368,464	(17,129)	236,102
Effect of exchange rate on cash and cash equivalents	27,127	(34,767)	11,856	(22,840)
Decrease in cash and cash equivalents	(535,451)	884,402	(235,152)	(117,101)
Cash and cash equivalents, beginning of period	1,464,351	579,949	928,900	1,464,351
Cash and cash equivalents, end of period	928,900	1,464,351	693,748	1,347,250
Supplemental disclosure of cash flow information:
Interest paid in cash	2,236	3,477		80
Income taxes paid	4,429	5,940	1,755	110
Supplemental disclosure of non-cash investing & financing activities:
Convertible debentures converted into common stock	832,500	262,500		732,500
Accrued deferred costs associated with equity financing			32,139
Prepaid interest on convertible debentures through the issuance of common stock			87,000
Premium from debt exchange	$ 42,719